Cash and cash equivalents - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash And cash Equivalents
Deposits	€ 105,000
Overnight deposits	9,000
Interest expense on bank loans and overdrafts	285
Restricted bank account from exercise of warrants	0	€ 0	€ 0
Belgium
Cash And cash Equivalents
Deposits	€ 106,000